TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
TAXATION
Current tax expense	$ (6,457,134)	$ (6,020,201)
Deferred tax	6,028,094	1,007,558
Income tax expenses	$ (429,040)	$ (5,012,643)